Subsequent Events - Additional Information (Detail) $ in Thousands, $ in Millions	Jan. 10, 2023 USD ($)	Jan. 10, 2023 ARS ($)
NO Class XXI [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maturity	36 months
Borrowings, interest rate	1.00%	1.00%
Notional amount	$ 230
Execution of Loan agreement [Member] | NO Class XXII [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maturity	18 months
Notional amount		$ 12,488